Miscellaneous, Net - Summary of Miscellaneous, Net (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Other Income and Expenses [Abstract]
Costs associated with the sale of receivables	$ 1,700,000	$ 1,400,000	$ 4,700,000	$ 4,000,000
Strategic review costs	900,000		900,000
Debt forgiveness	(100,000)	(100,000)	(100,000)	(100,000)
Value-added tax refunds				(1,900,000)
Other expense, net	$ (2,500,000)	$ (1,329,000)	$ (5,521,000)	$ (1,986,000)